Loans and Allowance for Loan Losses - Troubled Debt Restructurings (Details)		12 Months Ended
		Dec. 31, 2019 USD ($) contract	Dec. 31, 2018 USD ($) contract
Troubled Debt Restructurings
Troubled debt restructurings		$ 4,100,000	$ 5,000,000
Amount of specific reserves related to TDRs which were allocated to the allowance for loan losses		$ 442,000	$ 543,000
Number of contracts called for default and charged off | contract		1	1
Value of contracts called for default and charged off		$ 7,000,000	$ 3,000,000
Number of Contracts | contract	[1]	4	10
Pre- Modification	[1]	$ 347,000	$ 844,000
Post- Modification	[1]	$ 324,000	$ 766,000
Commercial, financial, and agricultural
Troubled Debt Restructurings
Number of Contracts | contract	[1]	2	3
Pre- Modification	[1]	$ 80,000	$ 510,000
Post- Modification	[1]	$ 58,000	$ 502,000
Residential real estate | Mortgages
Troubled Debt Restructurings
Number of Contracts | contract	[1]	0	2
Pre- Modification	[1]	$ 0	$ 149,000
Post- Modification	[1]	$ 0	$ 147,000
Commercial real estate | Mortgages
Troubled Debt Restructurings
Number of Contracts | contract	[1]	2	0
Pre- Modification	[1]	$ 267,000	$ 0
Post- Modification	[1]	$ 266,000	$ 0
Installment and other consumer
Troubled Debt Restructurings
Number of Contracts | contract	[1]	0	5
Pre- Modification	[1]	$ 0	$ 185,000
Post- Modification	[1]	0	117,000
Performing TDRs
Troubled Debt Restructurings
Troubled debt restructurings		2,500,000	3,000,000
Non-accrual and non-performing TDRs
Troubled Debt Restructurings
Troubled debt restructurings		$ 1,600,000	$ 2,000,000

[1]	(1) The amounts reported post-modification are inclusive of all partial pay-downs and charge-offs, and no portion of the debt was forgiven. Loans modified as a TDR that were fully paid down, charged-off, or foreclosed upon during the period ended are not reported.